Warrants	12 Months Ended
Dec. 31, 2023
Warrants [Abstract]
Warrants

Note 34 — Warrants

During the twelve months ended December 31, 2023, we issued a 5-year warrant to purchase 105,000 Class B Ordinary Shares to Revere Securities, LLC, the underwriter in our Initial Public Offering. The warrant expires January 26, 2028 and was fully exercisable upon issue at an exercise price of $5.00 per share. We valued the warrant using the Black-Scholes option pricing model and recorded $198,209 as an initial warrant liability and a charge to additional paid-in-capital on the issue date. As of December 31, 2022, we adjusted the value of the warrant liability using the Black-Scholes option pricing model to $34,383 and recorded $163,826 in the Consolidated Statement of Profit or Loss as a change in warrant expense for the year then ended.

The assumptions used in determining the fair value of the warrant issued during the year ended December 31,2023 were as follows:

December 31, 2023
Expected term in years	4.1 to 5.0 years
Risk-free interest rate	3.63% to 4.13%
Annual expected volatility	124.0% to 133.0%
Dividend yield	0.00%

Expected term in years: The term is based on the remaining contractual term of the warrant.

Risk-free interest rate: We use the risk-free interest rate of a U.S. Treasury Bill with a similar term on the date of the warrant valuation grant.

Volatility: We estimate the expected volatility of the stock price based on the corresponding volatility of our historical stock price.

Dividend yield: We use a 0% expected dividend yield as we have not paid dividends to date and do not anticipate declaring dividends in the near future.

During the twelve months ended December 31, 2022, we issued 5-year warrants to purchase 105,350 Class B Ordinary Shares to Boustead Securities, LLC. The warrants, which we valued at $489,806 using the Black-Scholes option pricing model, expire at various dates during the year ended December 31, 2027 and are fully exercisable at $1.00 per share.

Activity related to the warrants for the twelve months ended December 31, 2023 is as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value

Outstanding, December 31, 2022	105,350	$1.00
Granted during six months ended June 30, 2023	105,000	$5.00
Outstanding, December 31, 2023	210,350	$3.00
Exercisable, end of period	210,350	$3.00	4.4	$0